25. Long-term incentive plan (Tables)	12 Months Ended
Dec. 31, 2020
Long-Term Incentive Plan [Abstract]
Schedule of variations in quantity of options

The total amount of the expense was calculated considering the fair value of the options and the value of the shares and is recognized in the results over the vesting period.

Stock Options Program Table

Granting date	Options granted	Maturity date	Base Price	Balance at the beginning of the year	Granted during the year	Exercised during the year	Expired during the year	Overdue during the year	Balance at the end of the year

Plan 2014-2016 - 3rd Grant	3,922,204	Nov 2022	R$ 8.10	419,340	-	-124,277	-	-	295,063
Plan 2014-2016 - 2nd Grant	3,355,229	Oct 2021	R$ 8.45	132,848	-	-111,077	-	-	21,771
Plan 2014-2016-1st Grant	1,687,686	Sep 2020	R$ 13.42	378,286	-	-69,708	-308,578	-	-
Plan 2011-2013 - 3rd Grant	3,072,418	July 2019	R$ 8.13	-	-	-	-	-	-
Plan 2011-2013 - 2nd Grant	2,661,752	Sep 2018	R$ 8.96	-	-	-	-	-	-
Plan 2011-2013-1st Grant	2,833,595	Aug 2017	R$ 8.84	-	-	-	-	-	-
Total	17,532,884			930,474	-	-305,062	-308,578	-	316,834
Weighted average price of the balance of grants			R$ 8.12

Identification of grant:	Shares granted	Maturity date	Grant Price	Balance at the beginning of the year	Granted during the year	Transferred during the year			Paid in cash			Canceled during the year	Balance at the end of the year
						Volume Vested	Performance change	Additional Dividends	Volume Vested	Performance change	Additional Dividends

2018-2020 Plan 3rd Grant	796,054	Apr 2023	14.40	-	796,054	-	-	-	-	-	-	-	796,054
2018-2020 Plan 2nd Grant	930,662	July 2022	11.28	897,244	-	(209,349)	(83,672)	(16,536)	-	-	-	-	687,895
2018-2020 Plan 1st Grant	849,932	Apr 2021	14.41	285,690	-	(83,181)	70	(4,655)	(2,915)	(5)	(164)	-	199,594
Total	2,576,648			1,182,934	796,054	(292,530)	(83,602)	(21,191)	(2,915)	(5)	(164)	-	1,683,543
Weighted average price of the balance of grants			13.12

Schedule of significant data included in model

The significant data included in the model, for the Stock Option Grants, was as follows:

Granting date	Base price - weighted average share in the period of measurement of the grant	Volatility	Expected life of the option	Annual interest rate without risk
Grant 2011	R$ 8.84	51.73% p.a.	6 years	11.94% p.a.
Grant 2012	R$ 8.96	50.46% p.a.	6 years	8.89% p.a.
Grant 2013	R$ 8.13	48.45% p.a.	6 years	10.66% p.a.
Grant 2014	R$ 13.42	44.60% p.a.	6 years	10.66% p.a.
Grant 2015	R$ 8.45	35.50% p.a.	6 years	16.10% p.a.
Grant 2016	R$ 8.10	36.70% p.a.	6 years	11.73% p.a.